Liabilities to banks (Details) - Revolving credit facility with Commerzbank, UniCredit and J.P. Morgan € in Millions	Jun. 30, 2025 EUR (€)
Liabilities to banks
Notional amount	€ 100.0
Borrowings	10.0
Credit line utilized in the form of guarantees	€ 10.2